Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
As at December 31,	2023	2022
Deferred revenue (Note 23)	$55,111	$66,828
Decommissioning liabilities (Note 23)	231	975
Uncertain tax positions	1,315	1,315
Lease liabilities	2,217	2,120
Other	4,245	4,730
Other current liabilities	$63,119	$75,968